Capitalized Software - Capitalized software balances (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized software
Gross Amount		$ 18,638,249	$ 12,461,245
Accumulated Amortization		(10,583,882)	(6,592,330)
Net Amount	$ 12,079,577	$ 8,054,367	$ 5,868,915